Loss per Share - Summary of Basic and Diluted Loss per Share (Detail) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Numerator:
Net loss attributable to equity holders of the Company		€ (24,235)	€ (64,685)	[1]	€ (47,429)	[1]
Denominator:
Weighted average shares outstanding-basic and diluted		22,286,720	19,196,440		13,236,649
Loss per share-basic and diluted	[2]	€ (1.09)	€ (3.37)	[1]	€ (3.58)	[1]

[1]	See Note 4 for details regarding the restatement as a result of a change in accounting policy.
[2]	For the periods included in these financial statements, share options and restricted stock units were excluded from the diluted loss per share calculation as the Company was in a loss position in each period presented above. As a result, basic and diluted loss per share are equal.